Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	16,485,383	68,931,284	10,816,823
Accrued interest payable of Consolidated Trusts	25,320,873	1,219,993	191,443
Professional fee payable	27,648,350	25,874,860	4,060,330
Commission fee payable(2)	101,285,353	81,862,576	12,846,025
Insurance fee payable(3)	65,906,706	14,360,705	2,253,508
Lease liabilities	16,871,785	12,331,166	1,935,029
Other accrued expenses	70,229,980	64,385,966	10,103,563
Total accrued expenses and other current liabilities	323,748,430	268,966,550	42,206,721
(1)Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2020 and 2021.
(2)Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.
(3)Insurance fee payable relates to the insurance fees payable to ZhongAn who provides credit insurance to institutional funding partners.